SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Impairment loss on equity method investments	$ 0	$ 0	$ 0
Percentage of cash deposits placed with two commercial banks in the PRC	93.40%
Percentage of value added tax based on revenue	17.00%
Percentage of value added tax to be refunded	14.00%
Goodwill, Impairment Loss	$ 690
Description Of Investment Securities Maturity Period Range	range between 33 days and 181 days
Proceeds from Sale and Maturity of Marketable Securities	$ 37
Trading Securities, Unrealized Holding Gain	17
Accounting Adoption ASC 606 [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	162
Continuing Operations [Member]
Accounting Policies [Line Items]
Government subsidy income	91	460	197
Discontinued Operations [Member]
Accounting Policies [Line Items]
Government subsidy income	$ 0	$ 863	$ 1,250
Service revenues [Member]
Accounting Policies [Line Items]
Percentage of value added tax based on revenue	6.00%
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment	50.00%